Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 7,738,933	$ 7,628,611
Less: Accumulated amortization	(3,295,243)	(1,980,137)
Intangible assets, net	4,443,690	5,648,474
Self-developed communications platform [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	2,405,362	2,371,072
Distribution channel [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	907,365	894,430
Technology [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	1,228,432	1,210,920
Backlog [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	247,082	243,560
Customer relationship [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	1,954,325	1,926,464
Apipost data [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	991,122	976,993
Other [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 5,245	$ 5,172